OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2021
OTHER LONG-TERM ASSETS
OTHER LONG-TERM ASSETS

7) OTHER LONG-TERM ASSETS

Included in Other Long-term Assets is Company-owned line fill in third party pipelines, amounting to $5.3 million (December 31, 2020 – $3.8 million) and a long-term receivable amounting to $4.5 million (December 31, 2020 – nil) relating to the fair value of contingent consideration associated with the Sleeping Giant and Russian Creek divestment. The fair value is adjusted at each reporting period. See Note 3 for further details.